REVENUES - Disclosure of revenues information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Revenue from the sale of integrated POS devices	$ 113,232	$ 91,677	$ 84,406
Recurring revenue:
SaaS revenue	113,100	88,494	58,920
Payment processing fee	174,101	133,842	92,165
Recurring revenue	287,201	222,336	151,085
Total revenue	$ 400,433	$ 314,013	$ 235,491